Organization and Principal Activities (Details) $ / shares in Units, ¥ in Thousands										1 Months Ended	6 Months Ended
	Sep. 11, 2024	Apr. 08, 2021 CNY (¥)	Apr. 08, 2021 USD ($) $ / shares	Jun. 03, 2019 USD ($) $ / shares	May 23, 2019 shares	May 20, 2019 shares	Apr. 04, 2019 $ / shares shares	Mar. 11, 2019 shares	Mar. 05, 2018 shares	Feb. 28, 2018 CNY (¥)	Sep. 30, 2024 CNY (¥) shares	Sep. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares shares	Jan. 17, 2022	Dec. 17, 2021	Aug. 13, 2020 shares	Apr. 29, 2020 shares	Sep. 04, 2019	Mar. 31, 2017	Sep. 05, 2016
Organization and Principal Activities [Line Items]
Total consideration (in Yuan Renminbi) | ¥										¥ 9,600
Foreign currency translation (in Yuan Renminbi) | ¥											¥ 1,000
Additional paid in capital (in Yuan Renminbi) | ¥											¥ 16,200
Authorized shares (in Shares)											990,000,000		990,000,000
Purchased aggregate ordinary shares (in Dollars) | $				$ 377,514
Ordinary shares, par value (in Dollars per share) | $ / shares												$ 0.0001	$ 0.0001
Ordinary shares issued (in Shares)											13,567,793		392,113,953
Ordinary shares outstanding (in Shares)											13,567,793		392,113,953
Reverse stock spli	l-for-25										The Company believes it is appropriate to reflect these nominal share repurchases to result in 4,517,793 ordinary shares being issued and outstanding or reduction of 63.5% of total ordinary shares being issued and outstanding after the repurchase of ordinary shares similar to 0.365-for-1 reverse stock split.
Repurchase of ordinary shares (in Shares)											4,517,793
Percentage of common stock after repurchase.											63.50%
Service fee											100.00%
Shares issued (in Dollars) | ¥											¥ 35,088
Gross proceeds (in Dollars) | $			$ 15,000,000
Net proceeds from the offering		¥ 88,200	$ 13,900,000
UTime Limited [Member]
Organization and Principal Activities [Line Items]
Non-controlling interests amount (in Yuan Renminbi) | ¥											¥ 17,200
Mr. He. HMercury Capital Limited [Member]
Organization and Principal Activities [Line Items]
Purchased aggregate ordinary shares (in Dollars) | $				$ 377,514
Mr. Bao [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage						100.00%				28.00%	96.95%								52.00%
Share transfer (in Shares)						12,000,000
Mr Zhou [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage										20.00%									28.00%
Mr Tang [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage																			20.00%
Mr Wukai Song [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage									90.00%		100.00%									70.00%
Shares issued (in Shares)									100,000
Share transfer (in Shares)					135,000
Mr Yunchuan Li [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage									10.00%											30.00%
Share forfeitures (in Shares)							15,000
Price per share (in Dollars per share) | $ / shares							$ 1
Mr. Yihuang Chen [Member]
Organization and Principal Activities [Line Items]
Share transfer (in Shares)								1
Grandsky Phoenix Limited [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage				96.95%
Mr. He. HMercury Capital Limited [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage				3.05%
UTime Limited [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage																		100.00%
Mr. He [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage											3.05%
Gesoper [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage														85.00%	51.00%
Maximum [Member]
Organization and Principal Activities [Line Items]
Authorized shares (in Shares)							150,000
Repurchase of ordinary shares (in Shares)																	7,620,000
Minimum [Member]
Organization and Principal Activities [Line Items]
Authorized shares (in Shares)							135,000
Repurchase of ordinary shares (in Shares)																	239,721
Common Stock [Member]
Organization and Principal Activities [Line Items]
Shares issued (in Shares)											7,802,894
Percentage of common stock issued																96.95%
Percentage of common stock outstanding																3.05%
Shares issued (in Dollars) | ¥											¥ 5
Common Stock [Member] | Mr. He. HMercury Capital Limited [Member]
Organization and Principal Activities [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0001
IPO [Member]
Organization and Principal Activities [Line Items]
Price per share (in Dollars per share) | $ / shares			$ 4
Gross proceeds (in Dollars) | $			$ 15,000,000
Net proceeds from the offering		¥ 88,200	13,900,000
IPO [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary shares issued (in Shares)																4,517,793
Ordinary shares outstanding (in Shares)																4,517,793
Shares issued (in Dollars) | $			$ 3,750,000